Financial instruments and financial risk factors - Narrative (Details) - 3 months ended Jan. 31, 2022	USD ($)	CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash		$ 3,163,333
Liabilities, net		$ 25,289,808
Currency risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on foreign exchange gain (loss)	$ (868,379)
Currency risk | Currency in which supplementary information is displayed
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, percent	5.00%